UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23167

OSI ETF Trust

(Exact name of registrant as specified in charter)

75 State Street

Suite 100

Boston, MA 02109

(Address of principal executive offices) (Zip code)

Connor O’Brien

75 State Street

Suite 100

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 855-7670

Date of fiscal year end: June 30

Date of reporting period: December 31, 2021

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report
December 31, 2021

Before investing you should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at www.oshares.com. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal. Concentration in a particular industry or sector may subject the Funds to a greater degree to the risks particular to that industry or sector. A Fund’s emphasis on dividend paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend after a Fund’s purchase of such a company’s securities. The securities of small and mid-capitalization companies are often more volatile and less liquid than the stocks of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, small and mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks. In addition, the Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect the Fund’s returns. See the prospectus for specific risks regarding the Funds.

Individual shares of the Funds may be purchased or sold in the secondary market throughout the regular trading day on the Cboe BZX Exchange, Inc. through a brokerage account. However, shares are not individually redeemable directly from the Funds. Each Fund issues and redeems shares on a continuous basis, at net asset value (‘‘NAV’’), only in large blocks of shares (‘‘Creation Units’’), principally in-kind for securities included in the relevant Index.

Distributor: Foreside Fund Services, LLC

Table of Contents

i	Allocation of Portfolio Holdings and Sector Weightings

Schedule of Investments
1	O’Shares U.S. Quality Dividend ETF
3	O’Shares U.S. Small-Cap Quality Dividend ETF
5	O’Shares Global Internet Giants ETF
7	O’Shares Europe Quality Dividend ETF

9	Statements of Assets and Liabilities
10	Statements of Operations
11	Statements of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
23	Expense Examples
24	Board Review and Approval of Investment Advisory and Sub-Advisory Agreements
27	Liquidity Risk Management Program
28	Additional Information

The O’Shares U.S. Quality Dividend Index (the ‘‘OUSA Index’’), O’Shares U.S. Small-Cap Quality Dividend Index (the ‘‘OUSM Index’’), O’Shares Global Internet Giants Index (the ‘‘OGIG Index’’) and O’Shares Europe Quality Dividend Index (the ‘‘OEUR Index’’, and together with the OUSA Index, the OUSM Index and the OGIG Index, the “O’Shares Indexes”) are the exclusive property of O’Shares Investment Advisers, LLC, which has contracted with S-Network Global Indexes Inc. (‘‘S-Network’’) to maintain and calculate the O’Shares Indexes. S-Network shall have no liability for any errors or omissions in calculating the O’Shares Indexes.

The O’Shares U.S. Quality Dividend ETF, O’Shares U.S. Small-Cap Quality Dividend ETF, O’Shares Global Internet Giants ETF, and O’Shares Europe Quality Dividend ETF (the “Funds”) are not sponsored, endorsed, sold or promoted by S-Network, its affiliates or their third party licensors and neither S-Network, its affiliates nor their third party licensors make any representation regarding the advisability of investing in the Funds.

S-Network Global Indexes Inc. (‘‘S-Network’’ or ‘‘SNGISM’’) is the property of S-Network and has been licensed by S-Network for use by O’Shares Investment Advisers, LLC in connection with the O’Shares Indexes.

i

OSI ETF Trust

Allocation of Portfolio Holdings and Sector Weightings

December 31, 2021 (Unaudited)

O’Shares U.S. Quality Dividend ETF (OUSA)

The Fund seeks to track the performance (before fees and expenses) of the O’Shares U.S. Quality Dividend Index (the “OUSA Index”). The OUSA Index is designed to measure the performance of publicly-listed large capitalization and mid-capitalization dividend-paying issuers in the United States that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by O’Shares Investment Advisers, LLC (the “Index Provider”). The high quality and low volatility factors are designed to reduce exposure to high dividend equities that have experienced large price declines.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%

‘‘Market Exposure’’ includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets
Procter & Gamble Co. (The)	5.0%
Microsoft Corp.	4.9%
Home Depot, Inc. (The)	4.9%
Johnson & Johnson	4.8%
Verizon Communications, Inc.	4.1%
Pfizer, Inc.	4.0%
Apple, Inc.	3.7%
McDonald’s Corp.	3.0%
Lockheed Martin Corp.	2.5%
Cisco Systems, Inc.	2.5%

Sector Exposure
Sectors	% of Net Assets
Communication Services	6.8%
Consumer Discretionary	13.2%
Consumer Staples	15.4%
Financials	7.0%
Health Care	22.6%
Industrials	15.0%
Information Technology	20.0%
Other(1)	0.0%(2)
100.0%

(1)Includes cash and net other assets (liabilities).

(2)Represents less than 0.05% of net assets.

OSI ETF Trust

Allocation of Portfolio Holdings and Sector Weightings

December 31, 2021 (Unaudited)

O’Shares U.S. Small-Cap Quality Dividend ETF (OUSM)

The Fund seeks to track the performance (before fees and expenses) of the O’Shares U.S. Small-Cap Quality Dividend Index (the “OUSM Index”). The OUSM Index is designed to reflect the performance of publicly-listed small capitalization dividend-paying issuers in the United States that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by O’Shares Investment Advisers, LLC (the “Index Provider”). The high quality and low volatility factors are designed to reduce exposure to high dividend equities that have experienced large price declines, as may occur with some dividend investing strategies.

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%

‘‘Market Exposure’’ includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets
Juniper Networks, Inc.	2.5%
A O Smith Corp.	2.3%
Houlihan Lokey, Inc.	2.2%
Service Corp. International	2.2%
Carlyle Group, Inc. (The)	2.2%
Gentex Corp.	2.2%
Watsco, Inc.	2.1%
Erie Indemnity Co., Class A	2.1%
Bunge Ltd.	2.1%
Premier, Inc., Class A	2.1%

Sector Exposure
Sectors	% of Net Assets
Communication Services	4.1%
Consumer Discretionary	12.3%
Consumer Staples	8.7%
Financials	22.9%
Health Care	6.7%
Industrials	20.5%
Information Technology	18.1%
Utilities	6.6%
Other(1)	0.1%
100.0%

(1)Includes cash and net other assets (liabilities).

OSI ETF Trust

Allocation of Portfolio Holdings and Sector Weightings

December 31, 2021 (Unaudited)

O’Shares Global Internet Giants ETF (OGIG)

The Fund seeks to track the performance (before fees and expenses) of the O’Shares Global Internet Giants Index (the “OGIG Index”). The OGIG Index is a rules-based index intended to give investors a means of tracking stocks exhibiting quality and growth characteristics in the “internet sector”, as defined by O’Shares Investment Advisers, LLC (the “Index Provider”).

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%

‘‘Market Exposure’’ includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets
Alphabet, Inc., Class A	5.5%
Microsoft Corp.	5.1%
Amazon.com, Inc.	4.5%
Meta Platforms, Inc., Class A	3.3%
Tencent Holdings Ltd.	2.0%
Snowflake, Inc., Class A	1.9%
Sea Ltd. (ADR)	1.9%
Shopify, Inc., Class A	1.9%
Meituan, Class B	1.8%
Pinduoduo, Inc. (ADR)	1.6%

Sector Exposure
Sectors	% of Net Assets
Communication Services	29.5%
Consumer Discretionary	20.0%
Consumer Staples	0.9%
Information Technology	48.1%
Real Estate	1.4%
Other(1)	0.1%
100.0%

(1)Includes cash and net other assets (liabilities).

OSI ETF Trust

Allocation of Portfolio Holdings and Sector Weightings

December 31, 2021 (Unaudited)

O’Shares Europe Quality Dividend ETF (OEUR)

The Fund seeks to track the performance (before fees and expenses) of the O’Shares Europe Quality Dividend Index (the “OEUR Index”). The OEUR Index is designed to measure the performance of publicly-listed large capitalization and mid-capitalization dividend-paying issuers in Europe that meet certain market capitalization, liquidity, high quality, low volatility and dividend yield thresholds, as determined by O’Shares Investment Advisers, LLC (the “Index Provider”). The high quality and low volatility factors are designed to reduce exposure to high dividend equities that have experienced large price declines.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	100%

‘‘Market Exposure’’ includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets
Roche Holding AG	5.4%
Nestle SA (Registered)	5.4%
Novo Nordisk A/S, Class B	4.2%
LVMH Moet Hennessy Louis Vuitton SE	3.9%
SAP SE	3.2%
Unilever plc	3.0%
L’Oreal SA	2.9%
ASML Holding NV	2.7%
Novartis AG (Registered)	2.6%
Deutsche Post AG (Registered)	2.3%

Sector Exposure
Sectors	% of Net Assets
Communication Services	1.3%
Consumer Discretionary	11.9%
Consumer Staples	20.2%
Financials	7.0%
Health Care	23.5%
Industrials	25.7%
Information Technology	7.2%
Utilities	2.9%
Other(1)	0.3%
100.0%

(1)Includes cash and net other assets (liabilities).

OSI ETF Trust

O’Shares U.S. Quality Dividend ETF

Schedule of Investments

December 31, 2021 (Unaudited)

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
COMMON STOCKS - 100.0%

Aerospace & Defense - 4.0%
General Dynamics Corp.	10,840	$2,259,815
L3Harris Technologies, Inc.	11,296	2,408,759
Lockheed Martin Corp.	57,307	20,367,481
Northrop Grumman Corp.	20,075	7,770,430
		32,806,485
Air Freight & Logistics - 1.7%
Expeditors International of Washington, Inc.	20,773	2,789,606
United Parcel Service, Inc., Class B	51,134	10,960,062
		13,749,668
Banks - 0.3%
JPMorgan Chase & Co.	15,957	2,526,791

Beverages - 3.2%
Coca-Cola Co. (The)	224,993	13,321,836
PepsiCo, Inc.	76,216	13,239,481
		26,561,317
Biotechnology - 3.5%
AbbVie, Inc.	50,341	6,816,172
Amgen, Inc.	60,061	13,511,923
Gilead Sciences, Inc.	115,459	8,383,478
		28,711,573
Building Products - 0.3%
Trane Technologies plc	12,509	2,527,193

Capital Markets - 4.9%
BlackRock, Inc.	1,900	1,739,564
Blackstone, Inc.	103,875	13,440,386
Moody’s Corp.	7,815	3,052,383
MSCI, Inc.	2,319	1,420,828
S&P Global, Inc.	23,713	11,190,876
T. Rowe Price Group, Inc.	51,238	10,075,440
		40,919,477
Commercial Services & Supplies - 0.9%
Cintas Corp.	8,949	3,965,929
Waste Management, Inc.	20,217	3,374,217
		7,340,146
Communications Equipment - 2.6%
Cisco Systems, Inc.	319,388	20,239,617
Motorola Solutions, Inc.	5,121	1,391,376
		21,630,993
Diversified Telecommunication Services - 4.1%
Verizon Communications, Inc.	646,194	33,576,240

Electrical Equipment - 0.5%
Emerson Electric Co.	21,029	1,955,066
Rockwell Automation, Inc.	6,125	2,136,706
		4,091,772

Investments	Shares	Value ($)
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp., Class A	13,336	$1,166,367
TE Connectivity Ltd.	6,175	996,274
		2,162,641
Entertainment - 0.3%
Activision Blizzard, Inc.	39,863	2,652,085

Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	16,333	9,272,244
Walmart, Inc.	35,904	5,194,950
		14,467,194
Food Products - 1.5%
Archer-Daniels-Midland Co.	13,279	897,528
General Mills, Inc.	29,012	1,954,828
Hershey Co. (The)	13,636	2,638,157
Hormel Foods Corp.	37,344	1,822,761
Mondelez International, Inc., Class A	75,326	4,994,867
		12,308,141
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	129,076	18,166,156
Baxter International, Inc.	14,707	1,262,449
Becton Dickinson and Co.	4,515	1,135,432
Medtronic plc	41,637	4,307,348
Stryker Corp.	4,545	1,215,424
		26,086,809
Health Care Providers & Services - 2.7%
Quest Diagnostics, Inc.	14,768	2,555,012
UnitedHealth Group, Inc.	39,314	19,741,132
		22,296,144
Health Care Technology - 0.2%
Cerner Corp.	21,747	2,019,644

Hotels, Restaurants & Leisure - 4.7%
McDonald’s Corp.	91,715	24,586,040
Starbucks Corp.	91,879	10,747,086
Yum! Brands, Inc.	24,716	3,432,064
		38,765,190
Household Durables - 0.3%
Garmin Ltd.	18,814	2,561,902

Household Products - 6.8%
Church & Dwight Co., Inc.	16,223	1,662,858
Clorox Co. (The)	11,481	2,001,827
Colgate-Palmolive Co.	92,410	7,886,269
Kimberly-Clark Corp.	27,402	3,916,294
Procter & Gamble Co. (The)	250,816	41,028,481
		56,495,729
Industrial Conglomerates - 3.3%
3M Co.	93,962	16,690,470
Honeywell International, Inc.	48,931	10,202,603
		26,893,073

OSI ETF Trust

O’Shares U.S. Quality Dividend ETF

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Insurance - 1.7%
Allstate Corp. (The)	38,820	$4,567,173
Aon plc, Class A	6,746	2,027,578
Chubb Ltd.	14,094	2,724,511
Marsh & McLennan Cos., Inc.	27,490	4,778,312
		14,097,574
Internet & Direct Marketing Retail - 0.2%
eBay, Inc.	23,011	1,530,232

IT Services - 4.4%
Accenture plc, Class A	35,304	14,635,273
Automatic Data Processing, Inc.	8,779	2,164,726
Broadridge Financial Solutions, Inc.	3,248	593,799
Cognizant Technology Solutions Corp., Class A	16,460	1,460,331
International Business Machines Corp.	8,310	1,110,715
Mastercard, Inc., Class A	10,192	3,662,190
Paychex, Inc.	15,584	2,127,216
Visa, Inc., Class A	49,316	10,687,270
		36,441,520
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	6,625	1,057,681
Thermo Fisher Scientific, Inc.	3,050	2,035,082
		3,092,763
Machinery - 1.9%
Cummins, Inc.	9,631	2,100,907
Illinois Tool Works, Inc.	56,029	13,827,957
		15,928,864
Media - 2.4%
Comcast Corp., Class A	391,774	19,717,985

Multiline Retail - 1.0%
Dollar General Corp.	13,344	3,146,916
Target Corp.	21,882	5,064,370
		8,211,286
Personal Products - 0.4%
Estee Lauder Cos., Inc. (The), Class A	8,136	3,011,947

Pharmaceuticals - 12.7%
Eli Lilly & Co.	59,705	16,491,715
Johnson & Johnson	232,677	39,804,054
Merck & Co., Inc.	163,905	12,561,679
Pfizer, Inc.	559,943	33,064,634
Zoetis, Inc.	11,853	2,892,488
		104,814,570
Road & Rail - 1.9%
CSX Corp.	61,750	2,321,800
Norfolk Southern Corp.	9,857	2,934,527
Union Pacific Corp.	43,017	10,837,273
		16,093,600

Investments	Shares	Value ($)
Semiconductors & Semiconductor Equipment - 3.1%
Analog Devices, Inc.	8,500	$1,494,045
Broadcom, Inc.	1,999	1,330,155
Intel Corp.	89,589	4,613,833
QUALCOMM, Inc.	5,480	1,002,128
Texas Instruments, Inc.	92,228	17,382,211
		25,822,372
Software - 5.9%
Intuit, Inc.	1,792	1,152,650
Microsoft Corp.	119,334	40,134,411
Oracle Corp.	81,060	7,069,243
		48,356,304
Specialty Retail - 6.2%
Home Depot, Inc. (The)	96,681	40,123,582
Lowe’s Cos., Inc.	29,225	7,554,078
TJX Cos., Inc. (The)	44,313	3,364,243
		51,041,903
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	174,060	30,907,834

Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc., Class B	39,748	6,624,799

Tobacco - 1.8%
Altria Group, Inc.	101,964	4,832,074
Philip Morris International, Inc.	102,684	9,754,980
		14,587,054
Trading Companies & Distributors - 0.5%
Fastenal Co.	69,136	4,428,852

TOTAL COMMON STOCKS (COST $653,488,594)		825,859,666
Total Investments – 100.0% (Cost $653,488,594)		825,859,666
Other assets less liabilities – 0.0%(1)		401,304
Net Assets – 100.0%		$826,260,970

(1)Represents less than 0.05% of net assets.

As of December 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$178,292,017
Aggregate gross unrealized depreciation	(6,116,773)
Net unrealized appreciation	$172,175,244
Federal income tax cost of investments (including derivative contracts, if any)	$653,684,422

OSI ETF Trust

O’Shares U.S. Small-Cap Quality Dividend ETF

Schedule of Investments

December 31, 2021 (Unaudited)

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
COMMON STOCKS - 99.9%

Auto Components - 4.0%
BorgWarner, Inc.	38,652	$1,742,045
Gentex Corp.	101,502	3,537,345
Lear Corp.	3,140	574,463
Standard Motor Products, Inc.	14,810	775,896
		6,629,749
Building Products - 2.7%
A O Smith Corp.	44,615	3,830,198
Simpson Manufacturing Co., Inc.	4,831	671,847
		4,502,045
Capital Markets - 15.0%
Artisan Partners Asset Management, Inc., Class A	29,589	1,409,620
Carlyle Group, Inc. (The)	64,489	3,540,446
Cboe Global Markets, Inc.	25,485	3,323,244
Cohen & Steers, Inc.	10,150	938,977
Evercore, Inc., Class A	10,250	1,392,462
Hamilton Lane, Inc., Class A	9,089	941,802
Houlihan Lokey, Inc.	35,166	3,640,384
Lazard Ltd., Class A	44,720	1,951,134
LPL Financial Holdings, Inc.	3,370	539,503
Moelis & Co., Class A	34,554	2,159,971
Morningstar, Inc.	4,262	1,457,561
SEI Investments Co.	52,669	3,209,649
		24,504,753
Commercial Services & Supplies - 1.4%
Brady Corp., Class A	22,376	1,206,066
Ennis, Inc.	19,818	387,046
Healthcare Services Group, Inc.	13,407	238,511
UniFirst Corp.	1,860	391,344
		2,222,967
Communications Equipment - 2.5%
Juniper Networks, Inc.	112,498	4,017,304

Consumer Finance - 0.2%
OneMain Holdings, Inc.	8,083	404,473

Diversified Consumer Services - 3.7%
Graham Holdings Co., Class B	1,290	812,480
H&R Block, Inc.	69,571	1,639,093
Service Corp. International	50,703	3,599,406
		6,050,979

Investments	Shares	Value ($)
Electric Utilities - 2.6%
ALLETE, Inc.	4,843	$321,333
Hawaiian Electric Industries, Inc.	8,039	333,618
IDACORP, Inc.	6,281	711,700
MGE Energy, Inc.	4,734	389,372
NRG Energy, Inc.	9,013	388,280
OGE Energy Corp.	19,470	747,259
Otter Tail Corp.	5,498	392,667
Pinnacle West Capital Corp.	11,286	796,679
PNM Resources, Inc.	5,103	232,748
		4,313,656
Electronic Equipment, Instruments & Components - 2.4%
Avnet, Inc.	23,722	978,058
Littelfuse, Inc.	3,342	1,051,661
National Instruments Corp.	27,795	1,213,808
Vishay Intertechnology, Inc.	31,242	683,262
		3,926,789
Food & Staples Retailing - 0.7%
Casey’s General Stores, Inc.	3,537	698,027
Weis Markets, Inc.	5,930	390,668
		1,088,695
Food Products - 6.9%
Bunge Ltd.	36,843	3,439,663
Flowers Foods, Inc.	83,736	2,300,228
Ingredion, Inc.	19,289	1,864,089
J & J Snack Foods Corp.	2,330	368,047
Lamb Weston Holdings, Inc.	15,168	961,348
Lancaster Colony Corp.	10,759	1,781,690
Tootsie Roll Industries, Inc.	13,827	500,952
		11,216,017
Gas Utilities - 2.5%
National Fuel Gas Co.	8,967	573,350
New Jersey Resources Corp.	7,056	289,719
ONE Gas, Inc.	4,840	375,536
Southwest Gas Holdings, Inc.	4,341	304,087
Spire, Inc.	5,400	352,188
UGI Corp.	46,906	2,153,454
		4,048,334
Health Care Providers & Services - 6.0%
Chemed Corp.	3,051	1,614,101
Encompass Health Corp.	39,660	2,588,212
National HealthCare Corp.	32,595	2,214,504
Premier, Inc., Class A	81,625	3,360,501
		9,777,318
Household Durables - 2.3%
Leggett & Platt, Inc.	29,670	1,221,217
MDC Holdings, Inc.	9,708	541,998
Whirlpool Corp.	8,502	1,995,079
		3,758,294

OSI ETF Trust

O’Shares U.S. Small-Cap Quality Dividend ETF

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Household Products - 1.0%
Reynolds Consumer Products, Inc.	26,658	$837,061
WD-40 Co.	3,211	785,539
		1,622,600
Insurance - 7.4%
Erie Indemnity Co., Class A	18,005	3,468,843
Mercury General Corp.	24,971	1,324,961
Old Republic International Corp.	124,955	3,071,394
RLI Corp.	13,555	1,519,516
Safety Insurance Group, Inc.	18,249	1,551,712
Stewart Information Services Corp.	14,394	1,147,634
		12,084,060
IT Services - 8.8%
Amdocs Ltd.	40,755	3,050,104
CSG Systems International, Inc.	15,076	868,679
Genpact Ltd.	33,643	1,785,770
Jack Henry & Associates, Inc.	18,507	3,090,484
Maximus, Inc.	37,630	2,997,982
Western Union Co. (The)	148,746	2,653,629
		14,446,648
Leisure Products - 1.1%
Acushnet Holdings Corp.	10,929	580,111
Polaris, Inc.	4,932	542,076
Sturm Ruger & Co., Inc.	10,393	706,932
		1,829,119
Life Sciences Tools & Services - 0.7%
Bio-Techne Corp.	2,100	1,086,414

Machinery - 10.0%
Donaldson Co., Inc.	36,307	2,151,553
Franklin Electric Co., Inc.	7,697	727,828
Graco, Inc.	41,022	3,307,194
ITT, Inc.	6,255	639,198
Lincoln Electric Holdings, Inc.	20,561	2,867,643
Oshkosh Corp.	5,621	633,543
Snap-on, Inc.	14,383	3,097,810
Toro Co. (The)	29,634	2,960,733
		16,385,502
Media - 4.1%
Cable One, Inc.	471	830,585
Interpublic Group of Cos., Inc. (The)	86,054	3,222,722
John Wiley & Sons, Inc., Class A	17,507	1,002,626
New York Times Co. (The), Class A	9,952	480,682
News Corp., Class A	53,404	1,191,443
		6,728,058
Multi-Utilities - 0.9%
Black Hills Corp.	3,999	282,210
MDU Resources Group, Inc.	28,975	893,589
NorthWestern Corp.	4,532	259,049
		1,434,848

Investments	Shares	Value ($)
Professional Services - 2.7%
Exponent, Inc.	9,291	$1,084,538
Robert Half International, Inc.	29,667	3,308,464
		4,393,002
Road & Rail - 1.6%
Landstar System, Inc.	6,169	1,104,374
Schneider National, Inc., Class B	34,383	925,247
Werner Enterprises, Inc.	11,786	561,721
		2,591,342
Semiconductors & Semiconductor Equipment - 1.3%
Monolithic Power Systems, Inc.	3,468	1,710,868
Power Integrations, Inc.	5,021	466,401
		2,177,269
Software - 3.1%
CDK Global, Inc.	32,150	1,341,941
Dolby Laboratories, Inc., Class A	33,472	3,187,204
Progress Software Corp.	12,032	580,785
		5,109,930
Specialty Retail - 0.4%
Murphy USA, Inc.	3,113	620,234

Textiles, Apparel & Luxury Goods - 0.7%
Carter’s, Inc.	6,376	645,379
Columbia Sportswear Co.	5,610	546,638
		1,192,017
Thrifts & Mortgage Finance - 0.3%
MGIC Investment Corp.	30,126	434,417

Tobacco - 0.2%
Vector Group Ltd.	31,268	358,957

Trading Companies & Distributors - 2.1%
Watsco, Inc.	11,210	3,507,385

Water Utilities - 0.6%
American States Water Co.	4,000	413,760
Essential Utilities, Inc.	11,624	624,093
		1,037,853
TOTAL COMMON STOCKS (COST $136,588,349)		163,501,028
Total Investments – 99.9% (Cost $136,588,349)		163,501,028
Other assets less liabilities – 0.1%		190,214
Net Assets – 100.0%		$163,691,242

As of December 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,541,907
Aggregate gross unrealized depreciation	(1,649,333)
Net unrealized appreciation	$26,892,574
Federal income tax cost of investments (including derivative contracts, if any)	$136,608,454

OSI ETF Trust

O’Shares Global Internet Giants ETF

Schedule of Investments

December 31, 2021 (Unaudited)

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
COMMON STOCKS - 99.9%

Entertainment - 11.5%
Activision Blizzard, Inc.	23,027	$1,531,986
Bilibili, Inc., ADR*	106,235	4,929,304
CTS Eventim AG & Co. KGaA*	92,111	6,741,622
Electronic Arts, Inc.	21,535	2,840,466
Live Nation Entertainment, Inc.*	63,508	7,601,273
NetEase, Inc., ADR	26,365	2,683,430
Netflix, Inc.*	7,404	4,460,466
ROBLOX Corp., Class A*	71,683	7,394,818
Roku, Inc.*	24,937	5,690,623
Sea Ltd., ADR*	41,414	9,264,726
Spotify Technology SA*	11,950	2,796,659
		55,935,373
Food & Staples Retailing - 0.9%
HelloFresh SE*	24,764	1,902,036
Ocado Group plc*	96,506	2,193,357
		4,095,393
Hotels, Restaurants & Leisure - 1.2%
Trip.com Group Ltd., ADR*	241,898	5,955,529

Interactive Media & Services - 18.0%
Adevinta ASA*	495,097	6,585,723
Alphabet, Inc., Class A*	9,301	26,945,369
Baidu, Inc., ADR*	16,670	2,480,329
Match Group, Inc.*	24,735	3,271,204
Meta Platforms, Inc., Class A*	47,865	16,099,393
Pinterest, Inc., Class A*	124,720	4,533,572
Snap, Inc., Class A*	164,075	7,716,447
Tencent Holdings Ltd.	167,917	9,838,575
Twitter, Inc.*	76,238	3,295,006
Z Holdings Corp.	294,377	1,706,111
ZoomInfo Technologies, Inc., Class A*	80,264	5,152,949
		87,624,678
Internet & Direct Marketing Retail - 18.8%
Alibaba Group Holding Ltd., ADR*	65,312	7,758,413
Allegro.eu SA*	309,059	2,979,861
Amazon.com, Inc.*	6,594	21,986,638
Chewy, Inc., Class A*	53,542	3,157,372
Delivery Hero SE*	59,329	6,611,956
Etsy, Inc.*	11,721	2,566,196
Farfetch Ltd., Class A*	113,393	3,790,728
JD.com, Inc., ADR*	61,032	4,276,512
Just Eat Takeaway.com NV*	100,870	5,559,963
Meituan, Class B*	307,266	8,883,413
MercadoLibre, Inc.*	5,519	7,441,820
Pinduoduo, Inc., ADR*	135,101	7,876,388
THG plc*	1,508,535	4,683,095
Wayfair, Inc., Class A*	8,304	1,577,511
Zalando SE*	28,207	2,281,958
		91,431,824

Investments	Shares	Value ($)
IT Services - 9.4%
Cloudflare, Inc., Class A*	36,374	$4,783,181
Kingsoft Cloud Holdings Ltd., ADR*	393,847	6,203,090
MongoDB, Inc.*	9,944	5,263,856
Okta, Inc.*	25,482	5,712,300
Shopify, Inc., Class A*	6,618	9,125,206
Snowflake, Inc., Class A*	27,505	9,317,319
Twilio, Inc., Class A*	19,399	5,108,533
		45,513,485
Real Estate Management & Development - 1.4%
Zillow Group, Inc., Class C*	108,667	6,938,388

Software - 38.7%
Adobe, Inc.*	8,375	4,749,127
Asana, Inc., Class A*	65,728	4,900,022
Atlassian Corp. plc, Class A*	11,603	4,424,108
Avalara, Inc.*	20,753	2,679,420
Bill.com Holdings, Inc.*	27,869	6,943,561
Ceridian HCM Holding, Inc.*	24,614	2,571,178
Coupa Software, Inc.*	21,482	3,395,230
Crowdstrike Holdings, Inc., Class A*	29,076	5,953,311
Datadog, Inc., Class A*	37,662	6,707,979
Digital Turbine, Inc.*	116,924	7,131,195
DocuSign, Inc.*	32,755	4,988,914
Dynatrace, Inc.*	57,368	3,462,159
Elastic NV*	29,056	3,576,503
Fortinet, Inc.*	8,901	3,199,019
HubSpot, Inc.*	6,132	4,041,908
Intuit, Inc.	5,045	3,245,045
Kingdee International Software Group Co. Ltd.*	1,097,215	3,377,648
Lightspeed Commerce, Inc.*	139,712	5,649,756
Microsoft Corp.	73,764	24,808,308
Oracle Corp.	23,768	2,072,807
Palantir Technologies, Inc., Class A*	224,769	4,093,043
Palo Alto Networks, Inc.*	5,981	3,329,982
Paycom Software, Inc.*	7,828	3,250,107
Paylocity Holding Corp.*	12,376	2,922,716
RingCentral, Inc., Class A*	17,600	3,297,360
salesforce.com, Inc.*	22,030	5,598,484
SAP SE	12,455	1,769,062
ServiceNow, Inc.*	8,397	5,450,577
Sinch AB*	454,082	5,772,664
Smartsheet, Inc., Class A*	59,453	4,604,635
Splunk, Inc.*	21,728	2,514,364
Trade Desk, Inc. (The), Class A*	45,804	4,197,479
Tyler Technologies, Inc.*	6,047	3,252,984
UiPath, Inc., Class A*	111,946	4,828,231
Unity Software, Inc.*	29,536	4,223,353
VMware, Inc., Class A	12,695	1,471,097

OSI ETF Trust

O’Shares Global Internet Giants ETF

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Workday, Inc., Class A*	10,900	$2,977,662
Xero Ltd.*	41,410	4,258,354
Zendesk, Inc.*	33,419	3,485,268
Zoom Video Communications, Inc., Class A*	15,495	2,849,685
Zscaler, Inc.*	19,620	6,304,495
		188,328,800
TOTAL COMMON STOCKS (COST $476,301,372)		485,823,470
Total Investments – 99.9% (Cost $476,301,372)		485,823,470
Other assets less liabilities – 0.1%		319,492
Net Assets – 100.0%		$486,142,962

*Non-income producing security.

Abbreviations

ADR  American Depositary Receipt

As of December 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$78,212,114
Aggregate gross unrealized depreciation	(68,706,821)
Net unrealized appreciation	$9,505,293
Federal income tax cost of investments (including derivative contracts, if any)	$476,318,177

O’Shares Global Internet Giants ETF invested, as a percentage of net assets, in the following countries as of December 31, 2021:

Argentina	1.5%
Canada	3.0%
China	13.2%
France	1.4%
Germany	2.6%
Japan	0.4%
New Zealand	0.9%
Poland	0.6%
Saudi Arabia	1.4%
Sweden	1.2%
Taiwan	1.9%
United Kingdom	3.3%
United States	68.5%
Other(1)	0.1%
100.0%

(1)Includes cash and net other assets (liabilities).

OSI ETF Trust

O’Shares Europe Quality Dividend ETF

Schedule of Investments

December 31, 2021 (Unaudited)

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%

Air Freight & Logistics - 2.4%
Deutsche Post AG (Registered)	15,068	$968,831

Auto Components - 1.5%
Cie Generale des Etablissements Michelin SCA	3,689	604,728

Beverages - 3.5%
Carlsberg A/S, Class B	3,442	594,433
Diageo plc	15,844	866,122
		1,460,555
Building Products - 2.8%
Assa Abloy AB, Class B	18,993	579,407
Geberit AG (Registered)	725	592,954
		1,172,361
Capital Markets - 3.0%
3i Group plc	31,923	626,520
Partners Group Holding AG	366	607,557
		1,234,077
Diversified Financial Services - 2.8%
Industrivarden AB, Class C	16,894	530,116
Investor AB, Class B	24,310	611,519
		1,141,635
Diversified Telecommunication Services - 1.3%
Swisscom AG (Registered)	981	554,050

Electric Utilities - 2.9%
Iberdrola SA	57,091	675,858
Orsted A/S	4,041	516,042
		1,191,900
Electrical Equipment - 5.2%
ABB Ltd. (Registered)	18,561	710,947
Legrand SA	5,303	620,546
Schneider Electric SE	4,225	828,613
		2,160,106
Electronic Equipment, Instruments & Components - 1.4%
Hexagon AB, Class B	35,866	569,056

Food Products - 6.8%
Danone SA	9,087	564,119
Nestle SA (Registered)	15,892	2,222,769
		2,786,888
Health Care Equipment & Supplies - 3.0%
Coloplast A/S, Class B	3,351	589,733
Siemens Healthineers AG	8,599	643,639
		1,233,372
Household Products - 2.7%
Essity AB, Class B	18,465	602,457
Henkel AG & Co. KGaA	6,565	512,895
		1,115,352

Investments	Shares	Value ($)
Industrial Conglomerates - 2.0%
Siemens AG (Registered)	4,862	$844,178

Insurance - 1.2%
Admiral Group plc	11,727	501,446

Machinery - 5.0%
Atlas Copco AB, Class A	9,902	684,424
Kone OYJ, Class B	11,932	855,394
Schindler Holding AG	1,962	528,641
		2,068,459
Marine - 1.2%
Kuehne + Nagel International AG (Registered)	1,555	502,433

Personal Products - 6.0%
L’Oreal SA	2,554	1,210,993
Unilever plc	23,358	1,248,248
		2,459,241
Pharmaceuticals - 20.5%
AstraZeneca plc	8,137	956,416
GlaxoSmithKline plc	38,176	830,732
Merck KGaA	3,156	814,704
Novartis AG (Registered)	12,198	1,074,747
Novo Nordisk A/S, Class B	15,530	1,745,277
Roche Holding AG	5,355	2,228,042
Sanofi	8,026	808,485
		8,458,403
Professional Services - 5.5%
RELX plc	22,165	721,114
SGS SA (Registered)	187	625,351
Wolters Kluwer NV	7,970	938,977
		2,285,442
Semiconductors & Semiconductor Equipment - 2.7%
ASML Holding NV	1,365	1,096,995

Software - 3.2%
SAP SE	9,271	1,316,818

Specialty Retail - 1.4%
Industria de Diseno Textil SA	17,955	582,538

Textiles, Apparel & Luxury Goods - 9.0%
EssilorLuxottica SA	3,342	711,610
Hermes International	431	752,845
Kering SA	818	657,579
LVMH Moet Hennessy Louis Vuitton SE	1,927	1,593,136
		3,715,170
Tobacco - 1.2%
Swedish Match AB	61,336	487,905

OSI ETF Trust

O’Shares Europe Quality Dividend ETF

Schedule of Investments (continued)

December 31, 2021 (Unaudited)

See accompanying notes to the financial statements.

Investments	Shares	Value ($)
Trading Companies & Distributors - 1.5%
Bunzl plc	15,815	$617,985

TOTAL COMMON STOCKS (COST $36,010,307)		41,129,924
Total Investments – 99.7% (Cost $36,010,307)		41,129,924
Other assets less liabilities – 0.3%		119,279
Net Assets – 100.0%		$41,249,203

Abbreviations

OYJ  Public Limited Company

SCA  Limited partnership with share capital

As of December 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,594,508
Aggregate gross unrealized depreciation	(483,097)
Net unrealized appreciation	$5,111,411
Federal income tax cost of investments (including derivative contracts, if any)	$36,018,513

O’Shares Europe Quality Dividend ETF invested, as a percentage of net assets, in the following countries as of December 31, 2021:

Denmark	8.4%
Finland	2.1%
France	18.2%
Germany	12.4%
Netherlands	4.9%
Spain	3.0%
Sweden	9.9%
Switzerland	23.4%
United Kingdom	15.4%
United States	2.0%
Other(1)	0.3%
100.0%

(1)Includes cash and net other assets (liabilities).

OSI ETF Trust

Statements of Assets and Liabilities

December 31, 2021 (Unaudited)

See accompanying notes to the financial statements.

	O’Shares U.S. Quality Dividend ETF	O’Shares U.S. Small-Cap Quality Dividend ETF	O’Shares Global Internet Giants ETF	O’Shares Europe Quality Dividend ETF
ASSETS
Investments in securities, at value(1)	$825,859,666	$163,501,028	$485,823,470	$41,129,924
Cash	1,425,920	469,169	518,070	39,845
Foreign cash(2)	—	—	1	—
Receivables:
Securities sold	—	184,615	—	—
Dividends	633,490	181,043	—	21,682
Foreign tax reclaims	—	—	4,352	92,836
Total Assets	827,919,076	164,335,855	486,345,893	41,284,287

LIABILITIES
Cash denominated in foreign currency(2)	—	—	—	2
Payables:
Securities purchased	—	106,743	—	—
Income distributions	1,341,465	472,173	—	18,795
Investment management fees	316,641	65,697	202,931	16,287
Total Liabilities	1,658,106	644,613	202,931	35,084
Net Assets	$826,260,970	$163,691,242	$486,142,962	$41,249,203

NET ASSETS CONSIST OF:
Paid-in capital	$668,892,635	$135,605,836	$480,469,322	$40,327,794
Distributable earnings (loss)	157,368,335	28,085,406	5,673,640	921,409
Net Assets	$826,260,970	$163,691,242	$486,142,962	$41,249,203
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets by the number of outstanding shares.
Shares Outstanding	17,750,000	4,404,000	9,850,000	1,400,000
Net Asset Value	$46.55	$37.17	$49.35	$29.46

(1) Investments in securities, at cost	$653,488,594	$136,588,349	$476,301,372	$36,010,307
(2) Cost of foreign cash	$—	$—	$1	$(2)

OSI ETF Trust

Statements of Operations

For the six months ended December 31, 2021 (Unaudited)

See accompanying notes to the financial statements.

	O’Shares U.S. Quality Dividend ETF	O’Shares U.S. Small-Cap Quality Dividend ETF	O’Shares Global Internet Giants ETF	O’Shares Europe Quality Dividend ETF
INVESTMENT INCOME
Dividend income	$7,933,010	$1,689,632	$297,151	$150,952
Income from non-cash dividends	—	—	—	15,067
Special dividends (Note 3)	—	111,626	—	19,045
Foreign withholding tax on dividends	—	—	—	(11,509)
Total Investment Income	7,933,010	1,801,258	297,151	173,555

EXPENSES
Investment management fees (Note 4)	1,775,229	379,556	1,503,426	90,254
Total Expenses	1,775,229	379,556	1,503,426	90,254
Net Investment Income (Loss)	6,157,781	1,421,702	(1,206,275)	83,301

NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities	(3,954,231)	(1,143,195)	(13,401,351)	370,515
In-kind redemptions of investments	35,460,312	14,466,803	37,698,768	1,428,091
Foreign currency transactions	—	—	9,037	(27,013)
Net Realized Gain (Loss)	31,506,081	13,323,608	24,306,454	1,771,593

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments in securities	44,695,412	(4,459,625)	(109,251,758)	(55,398)
Translation of assets and liabilities denominated in foreign currencies	—	—	(179)	(2,547)
Net Change in Unrealized Appreciation (Depreciation)	44,695,412	(4,459,625)	(109,251,937)	(57,945)
Net Realized and Unrealized Gain (Loss)	76,201,493	8,863,983	(84,945,483)	1,713,648
Net Increase (Decrease) in Net Assets Resulting from Operations	$82,359,274	$10,285,685	$(86,151,758)	$1,796,949

See accompanying notes to the financial statements.

OSI ETF Trust

Statements of Changes in Net Assets

	O’Shares U.S. Quality Dividend ETF		O’Shares U.S. Small-Cap Quality Dividend ETF
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
OPERATIONS
Net investment income (loss)	$6,157,781	$10,746,630	$1,421,702	$2,556,369
Net realized gain (loss)	31,506,081	32,907,730	13,323,608	4,938,284
Net change in unrealized appreciation (depreciation)	44,695,412	102,443,817	(4,459,625)	34,458,826
Net Increase (Decrease) in Net Assets Resulting from Operations	82,359,274	146,098,177	10,285,685	41,953,479

DISTRIBUTIONS
Distributable earnings	(6,609,950)	(10,300,014)	(1,560,764)	(2,128,261)
Total Distributions	(6,609,950)	(10,300,014)	(1,560,764)	(2,128,261)

CAPITAL TRANSACTIONS
Proceeds from shares issued	161,376,011	193,214,199	58,837,300	18,805,699
Cost of shares redeemed	(99,584,667)	(119,413,177)	(53,085,481)	(3,228,094)
Net Increase (Decrease) from Capital Transactions	61,791,344	73,801,022	5,751,819	15,577,605
Total Increase (Decrease) in Net Assets	137,540,668	209,599,185	14,476,740	55,402,823

NET ASSETS
Beginning of period	$688,720,302	$479,121,117	$149,214,502	$93,811,679
End of Period	$826,260,970	$688,720,302	$163,691,242	$149,214,502

SHARE TRANSACTIONS
Beginning of period	16,400,000	14,450,000	4,254,000	3,754,000
Shares issued in-kind	3,650,000	5,150,000	1,650,000	600,000
Shares redeemed in-kind	(2,300,000)	(3,200,000)	(1,500,000)	(100,000)
Shares Outstanding, End of Period	17,750,000	16,400,000	4,404,000	4,254,000

See accompanying notes to the financial statements.

OSI ETF Trust

Statements of Changes in Net Assets

	O’Shares Global Internet Giants ETF		O’Shares Europe Quality Dividend ETF
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
OPERATIONS
Net investment income (loss)	$(1,206,275)	$(2,450,867)	$83,301	$458,122
Net realized gain (loss)	24,306,454	108,500,737	1,771,593	747,430
Net change in unrealized appreciation (depreciation)	(109,251,937)	77,354,082	(57,945)	4,207,028
Net Increase (Decrease) in Net Assets Resulting from Operations	(86,151,758)	183,403,952	1,796,949	5,412,580

DISTRIBUTIONS
Distributable earnings	—	—	(474,842)	(682,515)
Total Distributions	—	—	(474,842)	(682,515)

CAPITAL TRANSACTIONS
Proceeds from shares issued	—	558,000,546	17,630,405	4,045,935
Cost of shares redeemed	(146,471,273)	(295,150,967)	(4,300,214)	—
Net Increase (Decrease) from Capital Transactions	(146,471,273)	262,849,579	13,330,191	4,045,935
Total Increase (Decrease) in Net Assets	(232,623,031)	446,253,531	14,652,298	8,776,000

NET ASSETS
Beginning of period	$718,765,993	$272,512,462	$26,596,905	$17,820,905
End of Period	$486,142,962	$718,765,993	$41,249,203	$26,596,905

SHARE TRANSACTIONS
Beginning of period	12,600,000	7,200,000	950,000	800,000
Shares issued in-kind	—	11,100,000	600,000	150,000
Shares redeemed in-kind	(2,750,000)	(5,700,000)	(150,000)	—
Shares Outstanding, End of Period	9,850,000	12,600,000	1,400,000	950,000

See accompanying notes to the financial statements.

OSI ETF Trust

Financial Highlights for a share outstanding throughout the periods indicated

		PER SHARE OPERATING PERFORMANCE									RATIOS/SUPPLEMENTAL DATA
		Investment Operations			Distributions						Ratios to Average Net Assets of(2)								Total Return(3)(4)
	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)	Total investment operations	Net investment income	Net realized gains		Tax return of capital	Total distributions	Net asset value, end of period	Expenses		Expenses net of reimbursements		Net investment income before reimbursements	Net investment income net of reimbursements	Net investment income (loss) net of reimbursement excluding special dividends(10)	Net investment income (loss) per share excluding special dividends(11)	Net asset value(5)	Market value(6)	Portfolio turnover rate(3)(7)		Ending net assets (thousands)
O’Shares U.S. Quality Dividend ETF
For the six months ended 12/31/21 (unaudited)	$42.00	$0.37	$4.57	$4.94	$(0.39)	$—		$—	$(0.39)	$46.55	0.48%		0.48%		1.66%	1.66%	1.66%	$0.37	11.82%	11.84%	15%		$826,261
Year ended June 30, 2021	33.16	0.69	8.81	9.50	(0.66)	—		—	(0.66)	42.00	0.48		0.48		1.81	1.81	1.77	0.67	28.84	28.96	26		688,720
Year ended June 30, 2020	34.13	0.93	(0.96)	(0.03)	(0.94)	—		—	(0.94)	33.16	0.48		0.48		2.71	2.71	2.71	0.93	(0.12)	(0.15)	64	(13)	479,121
Year ended June 30, 2019	30.69	0.89	3.44	4.33	(0.89)	—		—	(0.89)	34.13	0.48		0.48		2.76	2.76	2.71	0.88	14.31	14.16	15		496,574
Year ended June 30, 2018	29.25	0.78	1.46	2.24	(0.80)	—		—	(0.80)	30.69	0.48	(12)	0.48	(12)	2.53	2.54	2.54	0.78	7.67	7.70	18		411,269
Year ended June 30, 2017	27.71	0.69	1.49	2.18	(0.64)	—		—	(0.64)	29.25	0.48	(12)	0.48	(12)	2.46	2.47	2.45	0.68	8.00	8.15	17		413,932
O’Shares U.S. Small-Cap Quality Dividend ETF
For the six months ended 12/31/21 (unaudited)	35.08	0.33	2.12	2.45	(0.36)	—		—	(0.36)	37.17	0.48		0.48		1.80	1.80	1.66	$0.30	7.01	6.98	34		163,691
Year ended June 30, 2021	24.99	0.64	9.98	10.62	(0.53)	—		—	(0.53)	35.08	0.48		0.48		2.08	2.08	1.84	0.57	42.79	42.77	60		149,215
Year ended June 30, 2020	27.45	0.64	(2.48)	(1.84)	(0.57)	—		(0.05)	(0.62)	24.99	0.48		0.48		2.38	2.38	2.30	0.62	(6.82)	(6.78)	101	(13)	93,812
Year ended June 30, 2019	27.07	0.58	0.38 (8)	0.96	(0.58)	—		—	(0.58)	27.45	0.48		0.48		2.16	2.16	2.03	0.54	3.65	3.53	52		97,570
Year ended June 30, 2018	25.41	0.66	1.70	2.36	(0.66)	—	(9)	(0.04)	(0.70)	27.07	0.48		0.48		2.51	2.51	2.51	0.66	9.39	9.35	64		136,802
For the period 12/30/16** - 06/30/17	25.00	0.38	0.25	0.63	(0.22)	—		—	(0.22)	25.41	0.48		0.48		2.99	2.99	2.86	0.36	2.52	2.68	7		38,223
O’Shares Global Internet Giants ETF
For the six months ended 12/31/21 (unaudited)	57.04	(0.11)	(7.58)	(7.69)	—	—		—	—	49.35	0.48		0.48		(0.39)	(0.39)	(0.39)	$(0.11)	(13.48)	(13.65)	24		486,143
Year ended June 30, 2021	37.85	(0.21)	19.40	19.19	—	—		—	—	57.04	0.48		0.48		(0.40)	(0.40)	(0.40)	(0.21)	50.70	50.61	48		718,766
Year ended June 30, 2020	25.04	(0.10)	12.91	12.81	—	—		—	—	37.85	0.48		0.48		(0.34)	(0.34)	(0.34)	(0.10)	51.16	51.46	38		272,512
Year ended June 30, 2019	24.06	(0.06)	1.04	0.98	—	—		—	—	25.04	0.48		0.48		(0.28)	(0.28)	(0.31)	(0.07)	4.07	3.69	55		48,834
For the period 06/05/18** - 06/30/18	25.00	(0.01)	(0.93)	(0.94)	—	—		—	—	24.06	0.48		0.48		(0.48)	(0.48)	(0.48)	(0.01)	(3.76)	(3.52)	8		51,735
O’Shares Europe Quality Dividend ETF
For the six months ended 12/31/21 (unaudited)	28.00	0.06	1.76	1.82	(0.36)	—		—	(0.36)	29.46	0.48		0.48		0.44	0.44	0.34	$0.05	6.54	5.87	26		41,249
Year ended June 30, 2021	22.28	0.55	5.97	6.52	(0.80)	—		—	(0.80)	28.00	0.48		0.48		2.18	2.18	2.15	0.54	29.72	29.67	42		26,597
Year ended June 30, 2020	24.28	0.64	(1.95)	(1.31)	(0.69)	—		—	(0.69)	22.28	0.48		0.48		2.72	2.72	2.70	0.63	(5.44)	(4.70)	72	(13)	17,821
Year ended June 30, 2019	23.94	0.76	0.44	1.20	(0.86)	—		—	(0.86)	24.28	0.48		0.48		3.23	3.23	3.15	0.74	5.16	5.25	35		25,498
Year ended June 30, 2018	24.69	0.69	(0.55)	0.14	(0.89)	—		—	(0.89)	23.94	0.60	(12)	0.58	(12)	2.75	2.77	2.76	0.69	0.53	(0.41)	30		40,698
Year ended June 30, 2017	23.17	0.75	1.34	2.09	(0.57)	—		—	(0.57)	24.69	0.61	(12)	0.58	(12)	3.21	3.24	3.05	0.70	9.18	8.91	30		62,947

**Commencement of investment operations.

(1)Net investment income (loss) per share is based on average shares outstanding.

(2)Annualized for periods less than one year.

(3)Not annualized for periods less than one year.

(4)Had certain expenses not been waived during the periods, if applicable, total returns would have been lower.

(5)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(6)Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the midpoint of the bid/ask spread at 4:00 p.m. from the Cboe BZX Exchange, Inc. Market value returns may vary from net asset value returns.

(7)In-kind transactions are not included in portfolio turnover calculations.

(8)The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(9)Per share amount is less than $0.01.

(10)This ratio reflects the exclusion of large, non-recurring dividends (special dividends) recognized by the Funds during each period. If a special dividend was received during a period, this ratio will be lower than the net investment income (loss) per share ratio presented for the same period herein.

(11)This ratio reflects the exclusion of large, non-recurring dividends (special dividends) recognized by the Funds during the period. If a special dividend was received during a period, this ratio will be lower than the net investment income (loss) of average net assets ratio presented for the same period herein.

(12)Reference Note 4 in the Notes to the Financial Statements.

(13)Increase in the Portfolio turnover was a result of the Index change that was effective on June 1, 2020.

OSI ETF Trust

Notes to Financial Statements

December 31, 2021 (Unaudited)

1. Organization

OSI ETF Trust (the ‘‘Trust’’) a Delaware statutory trust organized on April 12, 2016 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’). The Trust currently consists of four operational exchange-traded funds (each a ‘‘Fund’’ and collectively, the ‘‘Funds’’). The O’Shares U.S. Quality Dividend ETF, O’Shares U.S. Small-Cap Quality Dividend ETF and O’Shares Europe Quality Dividend ETF are diversified series of the Trust, pursuant to the 1940 Act. The O’Shares Global Internet Giants ETF is a non-diversified series of the Trust, pursuant to the 1940 Act. O’Shares Investment Advisers, LLC (the “Adviser”) is the investment adviser to each fund.

Each Fund seeks to track the performance (before fees and expenses) of a specified underlying index (each, a ‘‘Target Index’’). There can be no assurance that the Funds’ investment objectives will be achieved.

2.Significant Accounting Policies

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (‘‘FASB’’) Accounting Standards Codification Topic 946, ‘‘Financial Services — Investment Companies.’’

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation

The net asset value (‘‘NAV’’) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of each Fund’s shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued using prices provided by a third party pricing service. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, last bid price is used. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.

When reliable market quotations are not readily available, securities are priced at their fair value in accordance with the Trust’s valuation guidelines, which were approved by the Board of Trustees (the ‘‘Trustees’’). The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Target Index. This may adversely affect the Fund’s ability to track its Target Index. Securities of non-exchange traded investment companies are valued at their NAV.

OSI ETF Trust

Notes to Financial Statements (continued)

December 31, 2021 (Unaudited)

The Funds disclose the fair market value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•Level 1 – Quoted prices in active markets for identical assets.

•Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2021 for each Fund based upon the three levels defined above:

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
O’Shares U.S. Quality Dividend ETF
Investments
Common Stocks*	$825,859,666	$—	$—	$825,859,666
Total Investments	$825,859,666	$—	$—	$825,859,666
O’Shares U.S. Small-Cap Quality Dividend ETF
Investments
Common Stocks*	$163,501,028	$—	$—	$163,501,028
Total Investments	$163,501,028	$—	$—	$163,501,028
O’Shares Global Internet Giants ETF
Investments
Common Stocks*	$485,823,470	$—	$—	$485,823,470
Total Investments	$485,823,470	$—	$—	$485,823,470
O’Shares Europe Quality Dividend ETF
Investments
Common Stocks*	$41,129,924	$—	$—	$41,129,924
Total Investments	$41,129,924	$—	$—	$41,129,924

*See Schedules of Investments for segregation by industry type.

In December 2020, the SEC adopted Rule 2a-5 under the Investment Company Act of 1940, as amended (“Rule 2a-5”), which is intended to address valuation practices and the role of a fund’s board with respect to the fair value of the investments of a registered investment company or business development company. Rule 2a-5, among other things, establishes an updated regulatory framework for registered investment company valuation practices. The Funds will not be required to comply with Rule 2a-5 until September 2022.

OSI ETF Trust

Notes to Financial Statements (continued)

December 31, 2021 (Unaudited)

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments from the fluctuations that result from changes in the market prices of investments held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) from transactions in investments in securities and net change in unrealized appreciation (depreciation) on investment securities on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, realized currency gains or losses, including foreign exchange contracts, between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Taxes and Distributions

Each of the Funds intends to qualify (or continue to qualify) as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. As of June 30, 2021 (the Funds’ tax year end), management of the Funds has reviewed the open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management is also not aware of any tax change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change based upon going analysis of tax law, regulation, and interpretations thereof.

Each Fund intends to pay income dividends monthly from its net investment income. Capital gains, if any, may be paid at least annually. The amount of any distribution will vary, and there is no guarantee the Fund will pay either income dividends or capital gain distributions. Dividends may be declared and paid more frequently to improve a Fund’s tracking of its Target Index or to comply with the distribution requirements of the Internal Revenue Code.

3.Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income received or paid from the Fund, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. For those cases, dividend income, net of withholding taxes, is recorded when the Fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Funds are presented separately on the Statements of Operations as ‘‘Special Dividends’’ and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

OSI ETF Trust

Notes to Financial Statements (continued)

December 31, 2021 (Unaudited)

4.Investment Management Fees

The Adviser acts as the investment adviser to the Funds pursuant to investment advisory agreements with the Trust (the “Advisory Agreements”). Pursuant to the Advisory Agreements, the Adviser has the overall responsibility for the Funds’ investment program.

Vident Investment Advisory, LLC (“Vident” or “Sub Adviser”) acts as the sub-adviser to all Funds in the Trust pursuant to the sub-advisory agreement with the Adviser (the “Sub-Advisory Agreement”). Effective May 1, 2020, Vident replaced AGF Investments, LLC as the Sub-adviser to O’Shares U.S. Quality Dividend ETF and O’Shares Europe Quality Dividend ETF.

The Sub-Adviser is responsible for trading portfolio securities and other investment instruments on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions, as instructed by the Adviser or in connection with any rebalancing or reconstitution of a Target Index, subject to the overall supervision and oversight of the Adviser and the Trustees. The Adviser oversees the Sub-Adviser for compliance with the Funds’ investment objective, policies, strategies and restrictions. The Board of Trustees supervises and oversees the Adviser and the Sub-Adviser, establishes policies that they must follow in their management activities, and oversees the hiring and termination of sub-advisers recommended by the Adviser.

Under the Advisory Agreements, the Funds pay the Adviser a unitary management fee for its services payable on a monthly basis at the annual rate listed in the table below, based on the average daily net assets of each Fund.

Fund	Management Fee
O’Shares U.S. Quality Dividend ETF	0.48%
O’Shares U.S. Small-Cap Quality Dividend ETF	0.48%
O’Shares Global Internet Giants ETF	0.48%
O’Shares Europe Quality Dividend ETF	0.48%

Pursuant to the Sub-Advisory Agreement, the Adviser compensates the Sub-Adviser out of the management fee it receives from the Funds.

Under the Advisory Agreements, the Adviser bears all of the ordinary operating expenses of the Funds, except for (i) the management fee, (ii) payments under the Funds’ Rule 12b-1 plan, (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) acquired fund fees and expenses, (v) taxes, (vi) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vii) litigation expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto) and (viii) other extraordinary or non-routine expenses.

On June 28, 2018, the O’Shares U.S. Quality Dividend ETF the (‘‘OUSA Prior Fund’’), and O’Shares Europe Quality Dividend ETF the (‘‘OEUR Prior Fund’’) series of FQF Trust (each, a ‘‘Prior Fund’’ and collectively, the ‘‘Prior Funds’’) were reorganized into corresponding newly created, identically named exchange traded funds of the Trust (each, a ‘‘New Fund’’) via a tax-free reorganization. At the time of the reorganization, each New Fund had the same name, ticker symbol and underlying index as the corresponding Prior Fund, was managed in accordance with the same investment objective, and was subject to substantially the same investment strategies, policies, and risks as the corresponding Prior Fund. Also, at the time of the reorganization, each New Fund was operated in a substantially similar manner as the corresponding Prior Fund, except that each New Fund was advised by the Adviser and sub-advised by the Prior Funds’ adviser, AGF Investments, LLC. The same portfolio managers who managed the Prior Funds continued to manage the New Funds at the time of the reorganization. All of the assets and liabilities of each Prior Fund were transferred to the corresponding New Fund in exchange for shares of beneficial interest of the corresponding New Fund. Each New Fund has adopted the financial performance and operating history of the corresponding Prior Fund. The information for the periods prior to June 28, 2018 is that of the Prior Funds.

OSI ETF Trust

Notes to Financial Statements (continued)

December 31, 2021 (Unaudited)

Prior to June 28, 2018, when the following Funds became part of the Trust in connection with the tax-free reorganizations, the unitary management fee was 0.48% for the OUSA Prior Fund and was 0.58% for the OEUR Prior Fund.

Prior to June 28, 2018, AGF Investments, LLC, the former investment adviser of the Prior Funds bore all of the costs of the Prior Funds, except for the advisory fee, distribution fees (including any payments under the Funds’ 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), compensation and expenses of the Independent Trustees (including Independent Trustee counsel fees), litigation expenses and other extraordinary expenses (including litigation to which the Trust or the Funds may be a party and indemnification of the Trustees and officers with respect thereto).

AGF Investments, LLC had agreed to waive its fees and reimburse expenses for each Prior Fund until at least November 1, 2018 so that the total annual fund operating expenses after fee waiver and expense reimbursement for each Fund (except for distribution fees (including payments under a Rule 12b-1 plan), brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expenses and other extraordinary expenses (including litigation to which the Trust or a Fund may be a party and indemnification of the Trustees and officers with respect thereto)) were limited to the ratios below:

Fund	Expense Limitation
OUSA Prior Fund	0.48%
OEUR Prior Fund	0.58%

5.Administration, Fund Accounting and Transfer Agency Fees

JPMorgan Chase Bank, N.A. (‘‘Administrator’’) acts as administrator, fund accounting agent and transfer agent to the Funds pursuant to an administration agreement. The Administrator provides the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Funds under federal and state securities laws.

6.Custodian Fees

JPMorgan Chase Bank, N.A. acts as custodian to the Funds. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services, the Custodian is entitled to fees and reasonable out-of-pocket expenses.

7.Distribution, Service Plan and Fund Officers

Foreside Fund Services, LLC (the ‘‘Distributor’’) serves as the Funds’ Distributor. The Trust has entered into a Distribution Agreement (“Distribution Agreement”), under which the Distributor, as agent, receives orders from Authorized Participants to create and redeem shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The Trust has adopted a distribution and service plan (‘‘Plan’’) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to finance any activity primarily intended to result in the sale of Creation Units of the Funds or the provision of investor services, including but not limited to: (i) marketing and promotional services, including advertising; (ii) facilitating communications with beneficial owners of shares of the Funds; (iii) wholesaling services; and (iv) such other services and obligations as may be set forth in the Distribution Agreement with the Distributor.

OSI ETF Trust

Notes to Financial Statements (continued)

December 31, 2021 (Unaudited)

No distribution or service fees are currently paid by any Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in a Fund and may cost a shareholder more than paying other types of sales charges.

Foreside Fund Officer Services, LLC (‘‘FFOS’’), an affiliate of the Distributor, provides a Chief Compliance Officer, AML Compliance Officer, and Principal Financial Officer and Treasurer. FFOS does not have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund.

8.Issuance and Redemption of Fund Shares

The Funds are exchange-traded funds or ETFs. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The Funds will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (‘‘Creation Units’’) to Authorized Participants who have entered into agreements with the Funds’ Distributor. An Authorized Participant is either (1) a ‘‘Participating Party,’’ (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (‘‘Clearing Process’’), or (2) a participant of DTC (‘‘DTC Participant’’), and, in each case, must have executed an agreement (‘‘Participation Agreement’’) with the distributor with respect to creations and redemptions of Creation Units. The Funds will issue or redeem Creation Units in return for a basket of assets that the Funds specify each day.

Shares are listed on Cboe BZX Exchange, Inc. and are publicly traded. If a shareholder buys or sells Fund shares on the secondary market, a shareholder will pay or receive the market price, which may be higher or lower than NAV. Authorized participant transaction will be priced at NAV if the authorized participant purchases or redeems Fund shares in Creation Units.

Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to JPMorgan Chase Bank, N.A., the Funds’ administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.

9.Investment Transactions

For the period ended December 31, 2021, the cost of securities purchased and proceeds from sales of securities, excluding in-kind transactions, were as follows:

Fund	Purchases	Sales
O’Shares U.S. Quality Dividend ETF	$106,619,663	$107,304,970
O’Shares U.S. Small-Cap Quality Dividend ETF	53,256,283	53,041,100
O’Shares Global Internet Giants ETF	146,628,729	147,666,514
O’Shares Europe Quality Dividend ETF	9,393,334	9,728,900

Statement refreshed on Sat Jan 15 01:56:24 UTC+0530 2022

10.In-Kind Transactions

During the period presented in this report, certain Funds of the Trust delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

OSI ETF Trust

Notes to Financial Statements (continued)

December 31, 2021 (Unaudited)

For the period ended December 31, 2021 the value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Value	Realized Gain
O’Shares U.S. Quality Dividend ETF	$99,060,185	$35,460,312
O’Shares U.S. Small-Cap Quality Dividend ETF	53,347,913	14,466,803
O’Shares Global Internet Giants ETF	146,031,284	37,698,768
O’Shares Europe Quality Dividend ETF	4,311,263	1,428,091

During the period presented in this report, the Funds received securities in exchange for subscription of shares (subscription-in-kind). For the period ended December 31, 2021, the value of the securities received for subscriptions were as follows:

Fund	Value
O’Shares U.S. Quality Dividend ETF	$160,978,993
O’Shares U.S. Small-Cap Quality Dividend ETF	58,726,584
O’Shares Europe Quality Dividend ETF	17,544,246

11.Principal Risks

The Funds are subject to the principal investment risks noted below, any of which may adversely affect a Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. Some principal risks apply to all Funds while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other principal risks in addition to these identified principal risks. This section discusses certain principal risks encountered by the Funds.

Authorized Participants Concentration Risk. Each Fund has a limited number of financial institutions that may purchase and redeem Fund shares directly from the Funds (“Authorized Participants”). To the extent they cannot or are otherwise unwilling to engage in creation and redemption transactions with the Funds and no other Authorized Participant steps in, shares of the Funds may trade like closed-end fund shares at a significant discount to NAV and may face trading halts and/or delisting from the Exchange. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Concentration Risk. To the extent that each Fund’s Target Index is concentrated in a particular industry or group of industries, each Fund is also expected to be concentrated in that industry or group of industries which may subject each Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry or group of industries.

COVID-19 Risk. The value of the securities in which each Fund invests may be affected by certain events or developments that adversely interrupt the global supply chain such as pandemics. The outbreak of COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent each Fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase each Fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

OSI ETF Trust

Notes to Financial Statements (continued)

December 31, 2021 (Unaudited)

Depositary Receipts Risk. The risks of investments in depositary receipts are substantially similar to Foreign Investment Risks. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S. markets are not open for trading.

Europe Risk. Decreasing imports or exports, changes in governmental or European Union (the ‘‘E.U.’’) regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an E.U. member country on its sovereign debt, and/or an economic recession in an E.U. member country may have a significant adverse effect on the securities of E.U. issuers. The European financial markets have recently experienced volatility and adversity due to concerns about economic downturns, or rising government debt levels, in several European countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe. The risk of investing in Europe may be heightened due to the United Kingdom’s withdrawal from membership in the E.U. In addition, if one or more other countries were to exit the E.U. or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably. Any such event could have a material adverse impact on the value and risk profile of the Funds’ portfolios.

Foreign Investment Risk. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Exposures to foreign securities entail special risks, including due to: differences in information available about foreign issuers; differences in investor protection standards in other jurisdictions; capital controls risks, including the risk of a foreign jurisdiction imposing restrictions on the ability to repatriate or transfer currency or other assets; political, diplomatic and economic risks; regulatory risks; and foreign market and trading risks, including the costs of trading and risks of settlement in foreign jurisdictions. In addition, a Fund’s investments in securities denominated in other currencies could decline due to changes in local currency relative to the value of the U.S. dollar, which may affect a Fund’s returns.

Index-Related Risk. Each Fund is managed with an investment strategy that attempts to track the performance of the Target Index. As a result, each Fund expects to hold constituent securities of the Target Index regardless of their current or projected performance. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause a Fund’s return to be lower than if the Funds employed an active strategy.

There is no assurance that the Index Provider will compile each Target Index accurately, or that each Target Index will be determined, composed or calculated accurately. While the Index Provider provides descriptions of what each Target Index is designed to achieve, the Index Provider does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that each Target Index will be in line with its described index methodology. Any gains, losses or costs to a Fund that are caused by Index Provider errors will therefore be borne by that Fund and its shareholders. To the extent a Target Index is new it will have a limited performance history. The foregoing risks may be greater for a new index.

Internet Companies Risk. Companies involved with the internet, technology and e-commerce are exposed to risks associated with rapid advances in technology, obsolescence of current products and services, the finite life of patents and the constant threat of global competition and substitutes. In addition to these risks, these companies may be adversely impacted by market and economic cyclicality and changing industry standards.

Market Events Risk. The market values of each Fund’s investments, and therefore the value of each Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on each Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and disruption in the creation/redemption process of each Fund, which could have a negative impact on the Funds.

Large Capitalization Securities Risk. The securities of large market capitalization companies may underperform other segments of the market because such companies may be less responsive to competitive challenges and opportunities and may be unable to attain high growth rates during periods of economic expansion.

OSI ETF Trust

Notes to Financial Statements (continued)

December 31, 2021 (Unaudited)

Small and Mid-Capitalization Securities Risk. The securities of small and mid-capitalization companies are often more volatile and less liquid than the securities of larger companies and may be more affected than other types of securities during market downturns. Compared to larger companies, small and mid-capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Multifactor Risk. A Fund’s Target Index, and thus the corresponding Fund, seeks to achieve specific factor exposures identified in the Fund’s principal investment strategies. There can be no assurance that targeting exposure to such factors will enhance a Fund’s performance over time and targeting exposure to certain factors may detract from performance in some market environments. There is no guarantee the Index Provider’s methodology will be successful in creating an index that achieves the specific factor exposures identified above.

Non-Diversification Risk. The O’Shares Global Internet Giants ETF is classified as “non-diversified” under the 1940 Act, which means that the Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Sampling Risk. To the extent a Fund uses a representative sampling approach, it will hold a smaller number of securities than are in its Target Index. As a result, an adverse development respecting a security held by a Fund could result in a greater decline in NAV than would be the case if a Fund held all of the securities in its Target Index. Conversely, a positive development relating to a security in a Fund’s Target Index that is not held by a Fund could cause the Fund to underperform the Target Index. To the extent the assets in a Fund are smaller, these risks will be greater.

Sector Risk. To the extent a Target Index, and thereby a Fund, emphasizes, from time to time, investments in a particular sector, the Funds are subject to a greater degree to the risks particular to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If a Fund invests in a few sectors, it may have increased exposure to the price movements of those sectors.

The Funds’ prospectus contains additional information regarding the principal risks associated with an investment in a Fund.

12.Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

13.Subsequent Events

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

On January 4, 2022, O’Shares Investment Advisers, LLC announced that it has agreed to a strategic transaction with ALPS Advisors, Inc (“ALPS”), a subsidiary of SS&C Technologies, Inc. (the “Transaction”). The Transaction is subject to certain regulatory approvals, as well as other conditions to closing. In connection with this announcement, the Funds will be reorganized into newly created ETFs formed by ALPS, subject to the approval of the Boards of Trustees of OSI ETF Trust and ALPS ETF Trust and of the Funds’ shareholders at a shareholders’ meeting to be announced.

Management has determined that there are no other material events that would require recognition or disclosure in the Fund’s financial statements.

OSI ETF Trust

Expense Examples

December 31, 2021 (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2021.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading ‘‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2021.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 07/01/21	Ending Account Value 12/31/21	Expenses Paid During the Period*	Annualized Expense Ratio During Period
O’Shares U.S. Quality Dividend ETF
Actual	$1,000.00	$1,118.20	$2.56	0.48%
Hypothetical	$1,000.00	$1,022.79	$2.45	0.48%
O’Shares U.S. Small-Cap Quality Dividend ETF
Actual	$1,000.00	$1,070.10	$2.50	0.48%
Hypothetical	$1,000.00	$1,022.79	$2.45	0.48%
O’Shares Global Internet Giants ETF
Actual	$1,000.00	$ 865.20	$2.26	0.48%
Hypothetical	$1,000.00	$1,022.79	$2.45	0.48%
O’Shares Europe Quality Dividend ETF
Actual	$1,000.00	$1,065.40	$2.50	0.48%
Hypothetical	$1,000.00	$1,022.79	$2.45	0.48%

*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184 days in the most recent fiscal half-year divided by 365 days in the fiscal year (to reflect the one half year period)

OSI ETF Trust

Board Review and Approval of Investment Advisory and Sub-Advisory Agreements

December 31, 2021 (Unaudited)

At the November 16, 2021 meeting (the “Meeting”) of the Board of Trustees (the “Board”) of OSI ETF Trust (the “Trust”), the Board, including those Trustees (the “Independent Trustees”) who are not “interested persons” (as that term is defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Trust, approved (i) the continuation of the investment advisory agreements (the “Investment Advisory Agreements”) between O’Shares Investment Advisers, LLC (the “Adviser”) and the Trust, on behalf of the O’Shares U.S. Small Cap Quality Dividend ETF, O’Shares Global Internet Giants ETF, O’Shares U.S. Large Cap Quality Growth ETF, O’Shares U.S. Small Cap Quality Growth ETF, O’Shares U.S. Quality Dividend ETF and O’Shares Europe Quality Dividend ETF (each a “Fund” and collectively the “Funds”), and (ii) the continuation of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Vident Investment Advisory, LLC (the “Sub-Adviser”), on behalf of the Funds (the Investment Advisory Agreements and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements”). Under the Investment Advisory Agreements, the Adviser is obligated to pay all of the ordinary operating expenses of each Fund, except for certain excluded items (the “Unified Fee”).

In considering approval of the continuation of the Advisory Agreements, the Independent Trustees met in executive session with independent counsel, who provided assistance and advice. The Board, including the Independent Trustees, evaluated the terms of the Advisory Agreements, reviewed the information provided by the Adviser and Sub-Adviser in connection with the consideration of approving the continuation of the Advisory Agreements, and reviewed the duties and responsibilities of the Trustees in evaluating and approving the Advisory Agreements.

In considering the approval of the continuation of the Advisory Agreements, the Board, including the Independent Trustees, reviewed the materials provided for the Meeting by the Adviser and Sub-Adviser, including: (i) copies of the Investment Advisory Agreements; (ii) a copy of the Sub-Advisory Agreement; (iii) information describing the nature, extent and quality of the services that the Adviser and Sub-Adviser provide and expect to provide to each Fund, and the fees that the Adviser and Sub-Adviser charge for such services; (iv) information concerning the financial condition, businesses, operations and compliance programs of the Adviser and Sub-Adviser; (v) a copy of the current Form ADV for each of the Adviser and Sub-Adviser; and (vi) a memorandum on the responsibilities of trustees in considering investment advisory arrangements under the 1940 Act. The Board also reviewed and considered information provided by the Adviser and Sub-Adviser throughout the year at prior Board meetings.

In addition, the Board considered data compiled by the Adviser from an unaffiliated third party database comparing the Unified Fee of each Fund with the net expense ratios (i.e., after fee waivers and reimbursements) of other U.S.-listed ETFs having similar investment objectives and strategies (each a “Peer Group”). The Board discussed the criteria used by the Adviser for selecting the Peer Group. The Board, including the Independent Trustees, concluded that the data was useful for the purpose of reviewing the Advisory Agreements.

During their review of this information, the Board, including the Independent Trustees, focused on and analyzed the factors that they deemed relevant. In particular, the Board considered and reviewed the following with respect to each Fund:

(a) The nature, extent and quality of services provided and to be provided to each Fund by the Adviser and Sub-Adviser; Personnel and operations of the Adviser and Sub-Adviser; Possible conflicts of interest. The Board reviewed the services that the Adviser and Sub-Adviser provide and expect to provide to each Fund. In connection with the advisory services provided and to be provided to each Fund, the Board noted the Adviser’s responsibilities as each Fund’s investment adviser, including: overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio; ultimate responsibility, subject to oversight by the Board, for oversight of the Sub-Adviser as sub-adviser to the Funds; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; responsibility for general oversight of compliance by each Fund and the Sub-Adviser with relevant law and compliance policies and procedures; and implementation of Board directives as they relate to each Fund.

OSI ETF Trust

Board Review and Approval of Investment Advisory and Sub-Advisory Agreements
(continued)

December 31, 2021 (Unaudited)

The Board also noted the responsibilities that the Sub-Adviser has as the Funds’ sub-adviser, including: implementation of the investment management program of the Funds; management of the day-to-day investment and reinvestment of the assets of the Funds; determining daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis, as well as during index rebalances and reconstitutions; and oversight of general Fund portfolio compliance with relevant law and the Trust’s compliance policies and procedures.

The Board considered the experience and background of the personnel dedicated by the Adviser and Sub-Adviser to the management of the Funds, and the Adviser’s and Sub-Adviser’s procedures to manage potential conflicts of interest. The Board also considered the financial strength and resources of the Adviser’s and Sub-Adviser’s parent organizations. Based on their consideration and review of the foregoing information, the Board concluded that each Fund was likely to benefit from the nature, extent and quality of these services, as well as the Adviser’s and Sub-Adviser’s ability to render such services based on their experience, personnel, operations and resources.

(b) Comparison of services provided and fees charged by the Adviser and Sub-Adviser and other investment advisers to similar clients, and the cost of the services provided. The Board compared both the services rendered and the fees paid pursuant to the Investment Advisory Agreements for the Funds to the contractual advisory fees of other registered investment advisers providing services to similar ETFs in each Fund’s Peer Group. In particular, the Board compared each Fund’s Unified Fee to the net expense ratios of the other ETFs in the Peer Group.

The Board considered that the sub-advisory fees paid by the Adviser to the Sub-Adviser pursuant to the Sub-Advisory Agreement were the product of arms-length negotiations between the Adviser and Sub-Adviser, and that the sub-advisory fees were paid entirely by the Adviser from the Unified Fee. The Board also considered information about the fee rates charged to other comparable accounts and clients (including other ETFs) that are managed by the Sub-Adviser.

The Board considered the appropriateness of the Unified Fee of each Fund compared to the net expense ratios of the ETFs in the Peer Group. The Board noted that (i) the Unified Fee of the O’Shares U.S. Quality Dividend ETF, O’Shares U.S. Small Cap Quality Dividend ETF and O’Shares U.S. Large Cap Quality Growth ETF were above the median and average, but below the maximum, net expense ratio of the other ETFs in the respective Peer Group; (ii) the Unified Fee of the O’Shares U.S. Small Cap Quality Growth ETF was above the median, but equivalent to the average and below the maximum, net expense ratio of the other ETFs in its Peer Group; and (iii) the Unified Fee of the O’Shares Europe Quality Dividend ETF and O’Shares Global Internet Giants ETF were below the median, average and maximum net expense ratio of the other ETFs in the respective Peer Group.

The Board received information regarding the costs and the profitability of the Adviser and Sub-Adviser in connection with serving as adviser and sub-adviser, respectively, to the Funds. The Board noted the Adviser’s assumption of the contractual obligation to limit each Fund’s ordinary operating expenses through the Unified Fee, which cannot be changed without shareholder approval. The Board also considered the Adviser’s representation that it would continue to monitor the Funds’ expense ratios as compared to those of their peer groups and seek to ensure that the Funds remain competitive.

After (i) comparing each Fund’s Unified Fee with the net expense ratios of the other ETFs in the Peer Group, (ii) the nature, extent and quality of services provided and to be provided by the Adviser and Sub-Adviser and the costs incurred by the Adviser and Sub-Adviser in rendering those services, and (iii) the Adviser absorbing each Fund’s ordinary operating expenses under the Unified Fee, the Board concluded that the fees paid to the Adviser and Sub-Adviser with respect to the Funds were fair and reasonable.

(c) The Adviser’s and Sub-Adviser’s profitability and the extent to which economies of scale were realized as each Fund grew and whether fee levels reflect such economies of scale; “Fall-out” benefits. The Board discussed with the representatives from the Adviser and Sub-Adviser the advisers’ profitability with respect to the Funds. The Board acknowledged the Adviser’s contractual obligation to limit each Fund’s expenses through the Unified Fee, and the effect of such obligation on the Adviser’s profitability based on information presented to the Board.

The Board reviewed and considered the extent to which the Adviser may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to the O’Shares U.S. Quality Dividend ETF and O’Shares Global Internet Giants ETF, the Board considered that each Fund would likely experience benefits from the Unified Fee at the Fund’s current asset levels because of the Adviser’s contractual requirement to bear most of the Fund’s ordinary operating expenses. The Board noted that, under the Unified Fee, it is not anticipated that the O’Shares U.S. Quality Dividend ETF and O’Shares Global Internet Giants ETF will generate significant profit for the Adviser for some time. With respect to the other Funds, the Board noted that the Funds had not yet reached a size sufficient to experience economies of scale, though the Board would address economies of scale for each Fund when assets under management reached appropriate levels. The Board considered fall-out benefits received and to be received by the Adviser and Sub-Adviser from their relationship with the Funds and the Trust. The Board noted that none of the other service providers to each Fund or the Trust were affiliates of the Adviser or Sub-Adviser. The Board also noted the Adviser’s and Sub-Adviser’s potential positive reputational benefits from the success of each Fund.

(d) Investment performance of the Adviser and Sub-Adviser. The Board discussed with the representatives from the Adviser and Sub-Adviser the performance of the Funds, including tracking difference with respect to each Fund’s underlying index. In particular, the Board considered the investment performance of the Funds relative to their stated objectives and the success of the Adviser and Sub-Adviser in reaching such objectives. The Board also considered each Fund’s investment performance compared to: (i) its corresponding underlying index that it seeks to track, and (ii) the secondary benchmark index that each Fund uses for comparison purposes, if any. In addition, consideration was given to tracking difference data provided to the Board for the Meeting and throughout the year by the Adviser and Sub-Adviser. The Board also considered each Fund’s investment performance compared to the Fund’s respective Peer Group.

The Board considered that each of the O’Shares U.S. Quality Dividend ETF underperformed its respective Peer Group for the 1-year, 3-year, 5-year and since-inception periods ended September 30, 2021. The Board also considered that the O’Shares U.S. Small Cap Quality Dividend ETF underperformed its respective Peer Group for the 1-year, 3-year and 5-year periods ended September 30, 2021 and outperformed its respective Peer Group for the since-inception period ended September 30, 2021. The Board also considered that the O’Shares Global Internet Giants ETF outperformed its Peer Group for the 1-year, 3-year, 5-year and since-inception periods ended September 30, 2021. The Board also considered that the O’Shares Europe Quality Dividend ETF underperformed its Peer Group for the 1-year, 5-year and and since-inception periods ended September 30, 2021 and outperformed its Peer Group for 3-year period ended September 30, 2021. The Board discussed with the Adviser the reasons for the relative performance compared to each Fund’s respective Peer Group. The Board received and considered information about the premium/discount history of the Funds, which illustrated the number of times that the market price of the Funds trading on the secondary market closed above or below the net asset value (“NAV”) of the Funds, and by how much, measured in basis points. The Board concluded that the performance of the Funds, including the tracking difference, was reasonable in light of the respective investment objectives and policies of the Funds.

The Board noted that because the O’Shares U.S. Large Cap Quality Growth ETF and O’Shares U.S. Small Cap Quality Growth ETF had not commenced operations, it was not possible to assess the Adviser’s and Sub-Adviser’s investment performance with respect to those Funds. For purposes of comparison, the Board considered the performance of the Adviser and Sub-Adviser with respect to the operational series of the Trust, including tracking difference.

Conclusion. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, the Board, including the Independent Trustees, concluded that the Unified Fees were reasonable in relation to the services provided and to be provided by the Adviser and Sub-Adviser to each Fund, as well as the costs incurred and benefits gained by the Adviser and Sub-Adviser in providing such services. The Board also found the advisory fees to be reasonable in comparison to the fees charged by advisers to other comparable ETFs of similar size. As a result, the Board, including the Independent Trustees, determined that the approval of the continuation of the Advisory Agreements on behalf of each Fund would be in the best interest of each Fund and its shareholders.

OSI ETF Trust

Board Review and Approval of Investment Advisory and Sub-Advisory Agreements
(continued)

December 31, 2021 (Unaudited)

OSI ETF Trust

Liquidity Risk Management Program

December 31, 2021 (Unaudited)

ANNUAL REPORT OF LIQUIDITY RISK MANAGEMENT PROGRAM ADMINISTRATOR

Consistent with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), the Funds have adopted and implemented a written liquidity risk management program (the “Program”). The Program seeks to assess and manage each Fund’s liquidity risk, which is defined as the risk that a Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Funds’ Board of Trustees (the “Board”) has approved the designation of the Liquidity Program Administrator (“LPA”), a committee comprised of senior representatives of the adviser, O’Shares Investment Advisers, LLC, and officers of the Funds, to oversee the implementation and monitoring of the Program. To assist in carrying out its responsibilities under the Program, on behalf of the Funds, a third party has been retained to perform certain functions, including providing market data and liquidity classification information.

Each of the Funds qualifies as an “In-Kind ETF” under the Liquidity Rule and the Program, which means that it meets redemptions through in-kind transfers of securities, positions and assets other than a de minimis amount of cash and publishes its portfolio holdings daily. As In-Kind ETFs, the Funds are exempt from certain Liquidity Rule requirements, including classification of portfolio holdings and the requirement to establish a highly liquid investment minimum.

Consistent with the Liquidity Rule, the Program includes provisions that require, no less frequently than annually, assessments of the Funds’ liquidity risks, including a review of specific factors set forth in the Program as applicable to each Fund. In addition, the Program includes provisions designed to comply with the Liquidity Rule’s limitation on investments in “illiquid investments” (as defined in the Liquidity Rule) to no more than 15% of a Fund’s net assets as well as provisions regarding the maintenance and monitoring of In-Kind ETF status and periodic reporting to the Funds’ Board.

At a meeting of the Board of Trustees on November 16, 2021, the LPA provided a written report (the “Report”) to the Board as required by the Liquidity Rule addressing the operation, adequacy, and effectiveness the Program, including any material changes to the Program for the period from October 1, 2020 (date of last Report) through September 30, 2021 (“Reporting Period”). The Report included a summary of the oversight of the Program and the system that is used to operate the Program, and a discussion of the annual assessment of each Fund’s liquidity risk, including a review, as applicable of the Funds’ investment strategies and liquidity of portfolio investments, the effects of short-term and long-term cash flows, holdings of cash and cash equivalents, the efficiency of the arbitrage function and the level of active participation by Authorized Participants and its relationship to each Fund’s liquidity, the effect of pricing/spreads and basket assets on each Fund’s liquidity, and the effect that historical redemptions and market volatility have had on the liquidity of each Fund during the Reporting Period.

The Report concluded that during the Reporting Period: (1) there were no material changes to the Program, (2) there were no significant liquidity events impacting any Fund, and (3) that it is the LPA’s assessment that the Program is adequately designed and has been effective in managing each Fund’s liquidity risk and in implementing the requirements of the Liquidity Rule. The Report further concluded that each Fund qualified as an In-Kind ETF during the Reporting Period and, given the intention to continue to meet redemptions only through in-kind transfers of securities, each Fund will continue to be classified as an In-Kind ETF. The Report also concluded that each Fund’s investment strategy continues to be appropriate for an open-end fund.

There can be no assurance that the Program will achieve its objectives in the future. Additional information regarding risks of investing in each Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

OSI ETF Trust

Additional Information

Proxy Voting Information

A description of OSI ETF Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Trust’s website at www.oshares.com or the Securities and Exchange Commission’s (‘‘SEC’’) SEC’s website at www.sec.gov or by calling collect 1-617-855-7670.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month year ended June 30 will be available without charge upon request by calling collect 1-617-855-7670 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

OSI ETF Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date on Form N-PORT and, for periods prior to March 31, 2021, on Form N-Q. The Forms N-Q and Forms N-PORT will be available on the SEC’s website at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the O’Shares Investment Funds’ website at www.oshares.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

OSI ETF Trust

75 State Street, Suite 100

Boston, MA 02109

www.oshares.com

Distributor:

Foreside Fund Services, LLC

3 Canal Plaza, Suite 100

Portland, ME 04101

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(a)(4)	A change in the registrant’s independent public accountant – Not applicable
(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OSI ETF Trust

By:	/s/Kevin Beadles

Kevin Beadles

President

March 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kevin Beadles

Kevin Beadles

President

March 3, 2022

By:

/s/Joshua Hunter

Joshua Hunter

Principal Financial Officer and Treasurer

March 3, 2022